Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.	12,934	$503,051

Airlines — 0.3%
SpiceJet Ltd.(a)	391,718	820,350

Auto Components — 4.6%
Apollo Tyres Ltd.	699,194	1,951,367
Balkrishna Industries Ltd.	210,386	2,350,310
Ceat Ltd.	49,348	693,791
Endurance Technologies Ltd.(b)	76,650	1,323,671
Exide Industries Ltd.	554,216	1,693,474
Mahindra CIE Automotive Ltd.(a)	248,346	873,775
Minda Industries Ltd.	171,842	845,879
Sundram Fasteners Ltd.	135,342	1,056,655
Suprajit Engineering Ltd.	95,484	289,639
Tube Investments of India Ltd.	191,552	1,070,297
WABCO India Ltd.	12,410	1,118,928

		13,267,786

Automobiles — 0.1%
Maharashtra Scooters Ltd.	6,768	417,275

Banks — 10.8%
AU Small Finance Bank Ltd.(b)	389,528	3,891,018
Canara Bank(a)	410,406	1,577,052
City Union Bank Ltd.	798,766	2,429,837
DCB Bank Ltd.	412,596	1,380,328
Federal Bank Ltd.	3,992,078	6,149,259
IDFC First Bank Ltd.(a)	5,201,542	3,388,517
Indian Bank(a)	261,340	1,036,679
Jammu & Kashmir Bank Ltd. (The)(a)	543,685	463,400
Karnataka Bank Ltd. (The)	375,804	607,725
Karur Vysya Bank Ltd. (The)	878,365	984,346
RBL Bank Ltd.(b)	808,840	7,977,417
South Indian Bank Ltd. (The)	2,404,912	488,290
Union Bank of India(a)	958,490	1,042,506

		31,416,374

Beverages — 0.8%
Radico Khaitan Ltd.	145,270	701,532
Varun Beverages Ltd.	119,282	1,596,902

		2,298,434

Building Products — 1.8%
Astral Poly Technik Ltd.	129,648	2,465,389
Blue Star Ltd.	62,926	728,254
Cera Sanitaryware Ltd.	12,702	547,995
Kajaria Ceramics Ltd.	173,010	1,579,132

		5,320,770

Capital Markets — 4.7%
BSE Ltd.	33,434	297,058
Care Ratings Ltd.	58,254	811,145
CRISIL Ltd.	50,144	1,049,019
Edelweiss Financial Services Ltd.	1,243,336	3,618,972
ICICI Securities Ltd.(b)	178,266	566,072
IIFL Holdings Ltd.	344,560	937,153
IIFL Securities Ltd.	344,560	538,634
IIFL Wealth Management Ltd.(a)	49,222	538,625
Indiabulls Ventures Ltd.	426,174	1,813,454
Indian Energy Exchange Ltd.(b)	376,445	844,272
JM Financial Ltd.	549,398	752,856

Security	Shares	Value

Capital Markets (continued)
Motilal Oswal Financial Services Ltd.	95,338	$1,086,743
Multi Commodity Exchange of India Ltd.	24,090	280,077
Tata Investment Corp. Ltd.	34,018	433,772

		13,567,852

Chemicals — 7.6%
Aarti Industries Ltd.	53,144	1,425,345
Akzo Nobel India Ltd.	24,236	604,498
Atul Ltd.	39,566	2,297,359
BASF India Ltd.	28,382	563,354
Bayer CropScience Ltd./India	22,722	1,249,557
Chambal Fertilizers and Chemicals Ltd.	271,998	739,209
Coromandel International Ltd.	190,968	1,195,824
DCM Shriram Ltd.	36,475	290,476
EID Parry India Ltd.	149,650	400,906
Finolex Industries Ltd.	89,352	634,838
Gujarat Alkalies & Chemicals Ltd.	48,034	380,150
Gujarat Fluorochemicals Ltd.	71,832	1,084,057
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	101,470	426,460
Gulf Oil Lubricants India Ltd.	32,704	420,372
Himadri Speciality Chemical Ltd.	235,644	340,493
Linde India Ltd.	54,604	440,530
Monsanto India Ltd.	9,344	326,987
Phillips Carbon Black Ltd.	143,226	303,443
PI Industries Ltd.	150,380	2,454,285
Rain Industries Ltd.	219,000	357,452
Rallis India Ltd.	130,511	283,715
Sharda Cropchem Ltd.	57,260	290,362
SRF Ltd.	37,230	1,520,825
Supreme Industries Ltd.	103,660	1,604,478
Tata Chemicals Ltd.	166,002	1,503,257
Vinati Organics Ltd.	33,726	1,043,363

		22,181,595

Communications Equipment — 0.2%
Sterlite Technologies Ltd.	262,654	653,702

Construction & Engineering — 4.2%
Ashoka Buildcon Ltd.(a)	190,586	390,655
Dilip Buildcon Ltd.(b)	89,352	742,599
Engineers India Ltd.	411,282	717,621
Gayatri Projects Ltd.(a)	235,352	620,030
GE Power India Ltd.	42,778	542,342
GMR Infrastructure Ltd.(a)	3,936,598	875,537
IRB Infrastructure Developers Ltd.	381,936	678,200
Kalpataru Power Transmission Ltd.	100,740	729,987
KEC International Ltd.	168,192	772,525
NBCC India Ltd.	1,175,008	1,043,646
NCC Ltd./India	1,062,734	1,490,607
PNC Infratech Ltd.	168,484	472,878
Sadbhav Engineering Ltd.	229,220	836,248
Voltas Ltd.	269,954	2,247,252

		12,160,127

Construction Materials — 2.9%
Birla Corp. Ltd.	50,370	471,853
Century Textiles & Industries Ltd.	72,708	1,071,039
Dalmia Bharat Ltd.(a)	125,852	2,133,974
HeidelbergCement India Ltd.	149,066	442,655
India Cements Ltd. (The)	462,820	701,290
JK Cement Ltd.	49,494	740,728
JK Lakshmi Cement Ltd.	80,446	445,741

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Prism Johnson Ltd.	330,982	$460,203
Ramco Cements Ltd. (The)	153,884	1,802,016

		8,269,499

Consumer Finance — 4.4%
Bharat Financial Inclusion Ltd.(a)	282,072	4,050,690
Equitas Holdings Ltd./India(a)	445,884	889,961
Magma Fincorp Ltd.	360,328	677,833
Manappuram Finance Ltd.	1,124,054	2,174,197
Muthoot Finance Ltd.	261,778	2,444,194
Repco Home Finance Ltd.	83,366	481,837
Sundaram Finance Ltd.	72,562	1,772,734
Ujjivan Financial Services Ltd.	74,730	388,655

		12,880,101

Containers & Packaging — 0.3%
Essel Propack Ltd.	191,055	356,389
Time Technoplast Ltd.	299,884	431,164

		787,553

Diversified Financial Services — 1.7%
IDFC Ltd.	2,082,690	1,128,141
IFCI Ltd.(a)	1,592,940	225,142
Power Finance Corp. Ltd.(a)	1,723,530	3,074,056
Reliance Capital Ltd.	274,772	479,630

		4,906,969

Diversified Telecommunication Services — 0.6%
Himachal Futuristic Communications Ltd.	1,390,796	422,081
Tata Communications Ltd.	185,858	1,442,780

		1,864,861

Electric Utilities — 2.0%
Adani Transmissions Ltd.(a)	749,126	2,535,739
CESC Ltd.	161,914	1,730,513
Reliance Infrastructure Ltd.	357,408	533,359
Torrent Power Ltd.	313,462	1,106,251

		5,905,862

Electrical Equipment — 2.4%
Amara Raja Batteries Ltd.	55,480	507,025
CG Power and Industrial Solutions Ltd.(a)	1,023,168	520,457
Finolex Cables Ltd.	192,247	1,256,797
GE T&D India Ltd.	171,358	642,120
Graphite India Ltd.	159,432	957,398
HEG Ltd.	27,010	672,370
KEI Industries Ltd.	103,806	783,037
Suzlon Energy Ltd.(a)	7,235,614	565,840
V-Guard Industries Ltd.	278,860	970,531

		6,875,575

Electronic Equipment, Instruments & Components — 0.3%
Redington India Ltd.	643,308	924,468

Entertainment — 1.0%
Chennai Super Kings Cricket Ltd., NVS(a)(c)	206,787	30
Inox Leisure Ltd.(a)	122,786	662,898
PVR Ltd.	82,636	2,113,767

		2,776,695

Food & Staples Retailing — 0.0%
Spencer’s Retail Ltd.(a)	69,058	112,766

Food Products — 2.3%
Avanti Feeds Ltd.	89,060	477,432
Balrampur Chini Mills Ltd.	300,760	664,603
CCL Products India Ltd.	146,730	541,306

Security	Shares	Value

Food Products (continued)
Future Consumer Ltd.(a)	1,248,154	$767,434
Kaveri Seed Co. Ltd.	69,204	544,516
KRBL Ltd.	128,334	653,996
Tata Global Beverages Ltd.	806,358	2,823,186
Venky’s India Ltd.	9,445	260,136

		6,732,609

Gas Utilities — 2.2%
Gujarat Gas Ltd.	449,680	1,186,608
Gujarat State Petronet Ltd.	367,774	1,021,136
Indraprastha Gas Ltd.	571,298	2,760,527
Mahanagar Gas Ltd.	107,310	1,373,648

		6,341,919

Health Care Providers & Services — 2.4%
Apollo Hospitals Enterprise Ltd.	227,176	4,038,177
Dr Lal PathLabs Ltd.(b)	68,036	1,013,005
Fortis Healthcare Ltd.(a)	1,128,726	2,029,370

		7,080,552

Hotels, Restaurants & Leisure — 3.6%
Chalet Hotel Ltd.(a)	105,850	530,304
Cox & Kings Ltd.	226,300	300,851
EIH Ltd.	389,674	1,032,179
Indian Hotels Co. Ltd. (The)	1,295,458	2,921,188
Jubilant Foodworks Ltd.	197,100	3,697,998
Lemon Tree Hotels Ltd.(a)(b)	516,256	556,693
Thomas Cook India Ltd.	242,944	816,248
Westlife Development Ltd.(a)	103,222	519,507

		10,374,968

Household Durables — 3.0%
Bajaj Electricals Ltd.	66,576	513,378
Crompton Greaves Consumer Electricals Ltd.	1,023,460	3,490,774
IFB Industries Ltd.(a)	27,302	291,447
Johnson Controls-Hitachi Air Conditioning India Ltd.	17,812	471,042
LA Opala RG Ltd.	96,506	276,953
Symphony Ltd.	45,844	1,002,676
TTK Prestige Ltd.	9,406	962,023
Whirlpool of India Ltd.	82,782	1,742,441

		8,750,734

Household Products — 0.2%
Jyothy Laboratories Ltd.	240,316	589,314

Independent Power and Renewable Electricity Producers — 1.0%
Adani Power Ltd.(a)	2,099,188	1,516,605
JSW Energy Ltd.(a)	892,352	939,200
PTC India Ltd.	481,216	476,443

		2,932,248

Industrial Conglomerates — 0.5%
Godrej Industries Ltd.	219,146	1,546,321

Insurance — 1.3%
Cholamandalam Financial Holdings Ltd.(a)	196,314	1,406,061
Max Financial Services Ltd.(a)	358,722	2,316,801

		3,722,862

Interactive Media & Services — 2.0%
Info Edge India Ltd.	165,564	4,877,980
Just Dial Ltd.(a)	96,944	1,064,988

		5,942,968

IT Services — 4.8%
CESC Ventures Ltd.(a)	17,420	115,719
eClerx Services Ltd.	52,706	705,872

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Firstsource Solutions Ltd.	465,740	$365,221
Hexaware Technologies Ltd.	322,368	1,667,088
Mindtree Ltd.	268,056	3,761,332
Mphasis Ltd.	253,310	3,612,392
NIIT Technologies Ltd.	82,344	1,543,937
Persistent Systems Ltd.	106,726	891,205
Sonata Software Ltd.	86,286	441,637
Vakrangee Ltd.	1,147,414	777,936

		13,882,339

Life Sciences Tools & Services — 0.6%
Dishman Carbogen Amcis Ltd.(a)	175,784	607,250
Syngene International Ltd.(b)	130,378	1,253,151

		1,860,401

Machinery — 3.2%
AIA Engineering Ltd.	102,245	2,623,786
BEML Ltd.	26,572	371,349
Carborundum Universal Ltd.	123,662	668,249
Cochin Shipyard Ltd.(b)	85,410	471,959
Escorts Ltd.	150,088	1,287,753
Greaves Cotton Ltd.	159,870	336,641
Jain Irrigation Systems Ltd.	808,986	579,246
Lakshmi Machine Works Ltd.	6,862	551,215
Schaeffler India Ltd.	10,658	787,514
Thermax Ltd.	77,964	1,141,080
Timken India Ltd.	47,742	465,115

		9,283,907

Media — 0.5%
Dish TV India Ltd.	1,503,508	627,799
Jagran Prakashan Ltd.	197,100	324,959
TV18 Broadcast Ltd.(a)	1,209,464	484,193

		1,436,951

Metals & Mining — 1.7%
APL Apollo Tubes Ltd.	15,622	363,330
Jindal Saw Ltd.	304,556	385,659
Jindal Steel & Power Ltd.(a)	1,053,682	2,419,842
MOIL Ltd.	168,776	385,061
National Aluminium Co. Ltd.	1,217,932	883,418
Welspun Corp. Ltd.	177,682	362,802

		4,800,112

Multiline Retail — 0.4%
Shoppers Stop Ltd.	55,334	387,347
V-Mart Retail Ltd.	22,192	785,399

		1,172,746

Oil, Gas & Consumable Fuels — 1.1%
Aegis Logistics Ltd.	219,146	710,663
Chennai Petroleum Corp. Ltd.	100,010	316,929
Great Eastern Shipping Co. Ltd. (The)	135,780	546,111
Oil India Ltd.	573,780	1,481,971

		3,055,674

Paper & Forest Products — 0.1%
Century Plyboards India Ltd.	145,562	356,849

Personal Products — 0.9%
Bajaj Consumer Care Ltd.(a)	140,598	685,022
Gillette India Ltd.	17,666	1,885,797

		2,570,819

Pharmaceuticals — 5.1%
Ajanta Pharma Ltd.	56,794	852,058

Security	Shares	Value

Pharmaceuticals (continued)
Alembic Pharmaceuticals Ltd.	123,370	$917,160
AstraZeneca Pharma India Ltd.(a)	13,140	371,285
Caplin Point Laboratories Ltd.	49,348	285,822
Eris Lifesciences Ltd.(a)(b)	91,980	691,916
FDC Ltd./India(a)	114,026	321,014
Granules India Ltd.	338,866	537,780
Ipca Laboratories Ltd.	120,304	1,619,474
Jubilant Life Sciences Ltd.	194,910	1,385,098
Laurus Labs Ltd.(b)	87,746	453,957
Merck Ltd./India	11,242	659,933
Natco Pharma Ltd.	225,132	1,716,322
Pfizer Ltd./India	29,930	1,365,508
Sanofi India Ltd.	15,038	1,179,369
Shilpa Medicare Ltd.(a)	64,532	323,904
Strides Pharma Science Ltd.	119,136	722,086
Sun Pharma Advanced Research Co. Ltd.(a)	176,368	375,177
Suven Life Sciences Ltd.	121,618	475,190
Wockhardt Ltd.(a)	74,460	416,847

		14,669,900

Professional Services — 1.2%
L&T Technology Services Ltd.(b)	49,531	1,250,015
Quess Corp. Ltd.(a)(b)	117,238	1,093,714
TeamLease Service Ltd.(a)	27,886	1,200,629

		3,544,358

Real Estate Management & Development — 3.1%
Godrej Properties Ltd.(a)	149,796	1,906,753
Indiabulls Real Estate Ltd.(a)	551,734	993,167
NESCO Ltd.	44,777	327,870
Oberoi Realty Ltd.	148,628	1,197,597
Phoenix Mills Ltd. (The)	146,146	1,366,018
Prestige Estates Projects Ltd.	306,600	1,266,149
Sobha Ltd.	116,362	909,391
Sunteck Realty Ltd.	139,576	995,480

		8,962,425

Software — 0.7%
Birlasoft Ltd.(a)	363,978	498,770
KPIT Technologies Ltd.(a)	363,832	506,662
Tata Elxsi Ltd.	40,588	507,617
Zensar Technologies Ltd.	148,044	531,071

		2,044,120

Specialty Retail — 0.8%
Arvind Fashions Ltd.(a)	76,212	875,837
Future Lifestyle Fashions Ltd.	132,568	875,877
PC Jeweller Ltd.	428,218	473,741
Shankara Building Products Ltd.	1,671	12,494

		2,237,949

Technology Hardware, Storage & Peripherals — 0.0%
Ricoh India Ltd.(a)(c)	9,870	—

Textiles, Apparel & Luxury Goods — 3.1%
Aditya Birla Fashion and Retail Ltd.(a)	504,722	1,527,754
Arvind Ltd.	343,684	367,645
Bata India Ltd.	83,220	1,582,095
KPR Mill Ltd.	48,034	425,054
Rajesh Exports Ltd.	201,065	1,897,086
Raymond Ltd.	71,978	855,169
TCNS Clothing Co. Ltd.(a)(b)	47,450	555,071
Vardhman Textiles Ltd.	37,668	588,792
VIP Industries Ltd.	92,564	584,077

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Welspun India Ltd.	804,752	$636,261

		9,019,004

Thrifts & Mortgage Finance — 2.2%
Aavas Financiers Ltd.(a)	62,926	1,281,883
Can Fin Homes Ltd.	86,870	439,204
Dewan Housing Finance Corp. Ltd.	383,980	614,610
GRUH Finance Ltd.	479,026	2,183,382
PNB Housing Finance Ltd.(b)	159,432	1,921,660

		6,440,739

Tobacco — 0.2%
Godfrey Phillips India Ltd.	34,018	456,714

Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	359,160	797,518

Transportation Infrastructure — 0.3%
Gujarat Pipavav Port Ltd.	593,601	735,493

Total Common Stocks — 99.7% (Cost: $269,657,730)		289,254,178

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	138,869	138,869

Total Short-Term Investments — 0.1% (Cost: $138,869)		138,869

Total Investments in Securities — 99.8% (Cost: $269,796,599)		289,393,047

Other Assets, Less Liabilities — 0.2%		617,080

Net Assets — 100.0%		$290,010,127

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	138,869	138,869	$138,869	$5,755	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI India Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$288,715,523	$538,625	$30	$289,254,178
Money Market Funds	138,869	—	—	138,869

	$288,854,392	$538,625	$30	$289,393,047

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5